Leases Disclosure of lease payments (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 46
Lease payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	46
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	96
Lease payments of low value assets leased
Disclosure of lease payments [Line Items]
Cash outflow for leases	19
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	690
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 850